Intangible Assets - Schedule of Estimates its Amortization Expense (Details) - Amortization Expense [Member]	Dec. 31, 2024 USD ($)
Schedule of Estimates its Amortization Expense [Line Items]
2025	$ 650,002
2026	364,707
2027	95,098
Total amortization expense	$ 1,109,807